UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.2%
	Shares	Value

Argentina — 0.6%
Petrobras Argentina ADR	123,908	$666,625
Telecom Argentina ADR	61,241	971,895
Ternium ADR	187,896	4,439,982

		6,078,502

Brazil — 11.0%
Banco do Brasil	1,115,400	13,666,990
Banco Santander Brasil ADR	74,679	554,118
Centrais Eletricas Brasileiras ADR	214,172	760,311
Cia de Bebidas das Americas ADR	596,218	28,058,019
Cia de Saneamento Basico do Estado de Sao Paulo ADR	245,216	10,914,564
Cia de Saneamento Basico do Estado de Sao Paulo	214,021	9,640,537
Cia de Saneamento de Minas Gerais-COPASA	66,700	1,623,161
Cia Energetica de Minas Gerais ADR	280,334	3,078,067
Cosan	320,380	6,301,875
Cosan SA Industria Comercio	664,000	15,671,780
Duratex	348,200	2,420,010
Embratel Participacoes*	794	5
Fibria Celulose*	93,700	1,148,106
Grendene	24,200	212,913
Hypermarcas*	290,200	2,506,561
JBS*	94,400	361,700
Marfrig Alimentos*	1,293,000	6,655,410
Minerva	46,400	302,910
Multiplus	29,943	643,564
Porto Seguro	252,700	3,032,882
Seara Alimentos* (A)	911	2
Telefonica Brasil ADR	257,120	6,474,282
Tim Participacoes	108,500	479,474
Tim Participacoes ADR	200,654	4,414,388

		118,921,629

Chile — 0.8%
Administradora de Fondos de Pensiones Provida ADR	2,444	268,596
Enersis ADR	431,745	8,483,789

		8,752,385

China — 11.0%
Agricultural Bank of China	5,861,000	3,189,187
Bank of China	54,494,000	26,841,566
Bank of Communications	5,113,000	4,338,079
Beijing Capital Land	482,000	223,741
Changyou.com ADR	6,694	206,175
China Citic Bank	5,453,000	3,719,521
China Construction Bank	5,086,000	4,387,309
China King-highway Holdings	80,755	195,042
China Merchants Bank	102,000	244,367
China Petroleum & Chemical	17,152,000	20,811,347
China Railway Construction	359,000	387,913
China Sports International*	670,000	29,774
China Techfaith Wireless Communication Technology ADR*	39,097	45,744

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value

China — continued
China Telecom	20,762,000	$11,297,372
Chongqing Rural Commercial Bank	1,736,000	1,031,921
Greentown China Holdings	199,500	410,555
Huaneng Power International	696,000	717,951
Industrial & Commercial Bank of China	27,700,000	20,858,756
Jiangling Motors	67,800	177,294
Jiangsu Future Land	561,100	547,634
Perfect World ADR	46,119	541,437
PetroChina	11,374,000	16,220,497
Qingling Motors	778,000	212,672
Shanda Games ADR*	112,115	347,557
Shanghai Friendship Group	327,270	457,523
Shanghai Mechanical and Electrical Industry	268,300	318,740
Spreadtrum Communications ADR	20,077	311,194
Weiqiao Textile	992,000	496,294

		118,567,162

Egypt — 0.3%
Commercial International Bank Egypt SAE	223,642	1,179,622
Ezz Steel	408,960	607,788
Talaat Moustafa Group*	521,702	328,628
Telecom Egypt	282,406	609,794

		2,725,832

Hong Kong — 2.9%
Chaoda Modern Agriculture Holdings ADR*	6,346	15,548
China Minsheng Banking	4,122,500	5,921,635
China Mobile	2,196,500	24,144,677
Global Bio-Chemical Technology Group	1,116,000	132,388
Real Nutriceutical Group	522,000	181,731
Sunac China Holdings	800,000	650,901

		31,046,880

India — 7.3%
ACC	81,690	2,032,037
Aditya Birla Nuvo	13,880	296,363
Allahabad Bank	587,345	1,805,984
Andhra Bank	473,286	997,469
Apollo Tyres	1,527,124	2,469,123
Aptech	68,832	75,445
Aurobindo Pharma	436,196	1,536,814
Bank of Baroda	495,576	8,084,904
Binani Industries	31,237	71,911
Cairn India	643,737	3,912,769
Canara Bank	220,521	1,994,598
Colgate-Palmolive India	12,100	307,129
DB Realty*	169,152	434,567
Dena Bank	695,402	1,451,859
Dishman Pharmaceuticals & Chemicals	58,387	119,485
Dr. Reddy’s Laboratories	15,913	573,185
Geometric	101,511	194,091
Gitanjali Gems	53,853	575,282

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value

India — continued
Grasim Industries	32,694	$1,847,620
Gujarat State Fertilisers & Chemicals	258,835	323,118
HCL Technologies	57,213	740,037
Hindustan Unilever	832,620	7,419,068
Housing Development & Infrastructure*	889,476	1,282,625
ICICI Bank	247,558	5,543,875
IDBI Bank	1,644,642	3,327,006
India Cements	247,676	401,385
Indiabulls Real Estate*	242,698	350,883
Indian Bank	445,582	1,693,865
Indraprastha Gas	103,321	504,659
Jammu & Kashmir Bank	9,254	238,370
JBF Industries	195,771	454,002
Karnataka Bank	432,665	1,340,131
MAX India	47,303	222,241
MindTree	13,432	199,169
MRF	24	5,929
Multi Commodity Exchange of India	22,600	603,602
NIIT Technologies	107,712	534,510
Oriental Bank of Commerce	245,978	1,547,594
PSL	44,217	43,103
Rajesh Exports	32,194	81,741
Rural Electrification	70,297	319,105
Sasken Communications Technologies	470,374	1,100,988
Shriram Transport Finance	94,517	1,403,450
SRF	40,927	148,465
State Trading of India	324	1,310
Sun TV Network	34,192	303,479
Syndicate Bank	343,104	867,597
Tata Motors	2,103,946	11,787,477
Uflex	195,499	343,842
Ultratech Cement	33,241	1,188,995
Unitech*	2,922,888	2,024,975
Vijaya Bank	1,142,678	1,272,865
Wockhardt*	34,763	1,139,258
Zee Entertainment Enterprises	211,686	915,754

		78,455,108

Indonesia — 1.3%
Adhi Karya Persero	1,169,500	240,144
Bakrie Sumatera Plantations	12,254,500	114,493
Bank Negara Indonesia Persero	2,108,000	849,476
Bank Pembangunan Daerah Jawa Barat Dan Banten	1,439,000	177,290
Citra Marga Nusaphala Persada	1,357,000	257,746
Darma Henwa*	7,139,000	36,648
Gajah Tunggal	5,603,000	1,294,328
Global Mediacom	1,059,500	236,593
Holcim Indonesia	484,500	154,204
Indofood Sukses Makmur	3,497,500	2,172,472
Lippo Cikarang*	339,500	133,325
Lippo Karawaci	1,976,500	209,014

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Indonesia — continued
Perusahaan Gas Negara Persero	2,815,500	$1,351,382
Surya Semesta Internusa	8,109,000	1,157,239
Telekomunikasi Indonesia ADR	79,449	3,150,153
Telekomunikasi Indonesia	1,954,000	1,945,975
Wijaya Karya Persero	1,422,000	240,893

		13,721,375

Malaysia — 1.8%
Affin Holdings	132,000	139,775
Axiata Group	95,800	194,252
DRB-Hicom	1,323,900	1,095,083
KLCC Property Holdings	84,700	171,472
Kulim Malaysia	615,100	712,700
OSK Holdings	32,098	15,083
RHB Capital	215,900	537,839
Telekom Malaysia	4,465,700	7,977,031
Tenaga Nasional	3,023,000	6,810,750
Top Glove	93,900	158,061
UMW Holdings	434,200	1,696,552

		19,508,598

Mexico — 6.6%
Alfa, Ser A	4,096,200	9,877,581
America Movil ADR, Ser L	476,838	11,997,244
Bio Pappel*	143,800	187,065
Cemex ADR*	1,493,205	16,201,274
Grupo Aeroportuario del Pacifico	103,900	648,016
Grupo Aeroportuario del Pacifico ADR	13,336	830,033
Grupo Financiero Banorte	2,610,100	17,964,376
Grupo Mexico, Ser B	3,120,800	11,609,790
Grupo Simec*	39,900	198,643
Grupo Televisa ADR	30,598	857,050
Industrias CH*	37,700	311,928
OHL Mexico*	371,000	840,357

		71,523,357

Pakistan — 0.2%
Attock Refinery	268,591	471,237
Bank Alfalah	904,800	171,218
DG Khan Cement	1,948,800	1,101,947
Pakistan Telecommunication*	1,728,382	329,367

		2,073,769

Philippines — 0.2%
Aboitiz Power	474,200	444,071
Alliance Global Group	509,700	237,029
Globe Telecom	6,955	183,598
Lopez Holdings	1,048,200	188,076
Metropolitan Bank & Trust	5,170	13,393
Philippine National Bank*	343,290	835,338
Security Bank	71,010	303,169

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Philippines — continued
Vista Land & Lifescapes	1,994,000	$253,875

		2,458,549

Poland — 3.2%
Cyfrowy Polsat	37,440	202,873
Grupa Lotos*	116,387	1,505,666
KGHM Polska Miedz	255,285	15,600,200
PGE	85,063	469,453
Polski Koncern Naftowy Orlen*	783,343	12,417,122
Powszechny Zaklad Ubezpieczen	8,118	1,070,162
Tauron Polska Energia	2,327,921	3,554,538

		34,820,014

Russia — 3.5%
LUKOIL ADR	376,764	25,431,570
Sistema GDR	14,734	324,148
Surgutneftegas ADR	371,172	3,849,054
Tatneft ADR	167,246	7,721,748
VimpelCom ADR	41,998	504,396

		37,830,916

South Africa — 2.7%
FirstRand	475,057	1,712,764
Imperial Holdings	551,474	12,015,974
Liberty Holdings	83,134	1,073,452
Mediclinic International	42,515	269,208
MMI Holdings	337,468	877,158
Mondi	40,289	479,777
MTN Group	426,357	8,346,062
Sappi*	155,661	544,164
Telkom	660,239	1,228,221
Woolworths Holdings	413,849	2,942,531

		29,489,311

South Korea — 17.7%
AtlasBX*	249,908	6,758,767
BS Financial Group*	19,250	254,563
Chong Kun Dang Pharm*	8,530	332,528
CJ*	95,729	10,988,934
CJ E&M*	8,630	270,251
Daishin Securities	23,310	229,049
Daou Data*	15,940	49,843
Daou Technology*	39,180	602,672
DGB Financial Group*	33,470	448,756
Dongwoo*	33,525	99,443
Dongyang E&P*	15,443	197,128
Ecoplastic*	228,571	427,157
Global & Yuasa Battery	15,790	640,924
Green Cross Holdings*	13,560	176,205
GS Home Shopping	1,529	239,546
Halim*	18,328	28,781
Hana Financial Group	438,690	15,711,743
Hanil E-Wha*	173,830	1,326,562

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value

South Korea — continued
Hansol Paper*	24,320	$230,040
Hanwha*	244,550	7,512,177
Hite Holdings*	14,760	219,585
Husteel*	22,760	501,632
Hwa Shin*	18,740	185,864
Hyundai Hy Communications & Networks*	50,240	238,991
Hyundai Motor*	97,318	18,320,995
Industrial Bank of Korea	63,510	717,380
INTOPS	8,242	200,955
KB Financial Group*	25,370	906,300
Kia Motors	242,214	11,499,840
Kolon*	25,730	413,504
Korea Exchange Bank	259,670	1,807,561
KT	186,930	6,282,928
Kyeryong Construction Industrial*	18,032	157,646
LG Display*	499,210	13,432,378
LIG Insurance	12,260	287,663
Lotte Chemical*	1,477	342,478
Neowiz*	6,358	84,954
Samsung Electro-Mechanics	17,267	1,454,080
Samsung Electronics	43,477	57,813,617
Samsung SDI	7,351	961,974
SK Holdings*	75,349	11,901,671
SK Telecom	9,472	1,456,997
Taekwang Industrial	160	142,232
Taeyoung Engineering & Construction*	67,270	342,860
TS*	17,738	443,073
Woori Finance Holdings	1,147,225	13,485,299
Youngone Holdings*	21,582	1,331,874

		191,459,400

Taiwan — 11.7%
Advanced Semiconductor Engineering	126,000	101,990
AmTRAN Technology	279,000	200,322
Apacer Technology	122,000	111,561
Cathay Real Estate Development	415,000	205,908
Cheng Loong	2,253,680	931,194
China General Plastics*	643,000	340,811
China Life Insurance*	2,143,128	2,119,430
China Manmade Fibers*	2,416,000	879,617
Chinatrust Financial Holding	253,504	145,097
Chin-Poon Industrial	446,000	469,768
Chipbond Technology	1,004,000	2,067,404
ChipMOS Technologies	10,263	111,661
Chong Hong Construction	64,000	212,419
CMC Magnetics*	1,073,000	167,892
Compal Electronics	5,899,169	4,285,546
Coretronic	450,000	348,247
Elitegroup Computer Systems	642,000	200,255
Feng TAY Enterprise	102,629	124,782
Formosa Taffeta	387,000	373,546

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Taiwan — continued
FSP Technology	217,357	$194,342
Fubon Financial Holding	12,900,520	16,493,476
Gemtek Technology	195,000	260,867
Gigabyte Technology	54,000	46,453
Global Brands Manufacture	389,643	132,624
GMI Technology	171,074	57,939
Grand Pacific Petrochemical	2,068,000	1,068,091
Hannstar Board	509,234	225,931
Hon Hai Precision Industry	7,058,000	20,174,934
Innolux	6,192,000	3,219,047
Inventec	6,423,851	2,567,234
King Yuan Electronics	2,127,000	1,260,647
King’s Town Bank*	308,000	268,085
Lingsen Precision Industries	448,000	232,144
LITE-ON IT	2,107,820	2,045,249
Lite-On Technology	6,949,105	10,002,437
Long Bon International	365,000	427,100
Mega Financial Holding	7,056,419	5,771,511
Mercuries & Associates	1,225,128	1,141,043
New Asia Construction & Development	647,539	183,341
Nien Hsing Textile	309,840	218,267
Pegatron*	130,343	172,605
Pou Chen	7,948,270	7,941,137
P-Two Industries	49,000	28,793
Rich Development	1,424,000	769,235
Shin Kong Financial Holding*	4,705,000	1,327,372
Silicon Motion Technology ADR	81,372	1,312,530
Sinon	291,420	138,177
SinoPac Financial Holdings	2,058,522	906,331
Ta Chong Bank*	632,000	218,326
Taishin Financial Holding	7,747,058	3,069,804
Taiwan Business Bank*	573,365	174,574
Taiwan PCB Techvest	179,000	253,103
Taiwan Pulp & Paper	185,940	58,692
Taiwan Semiconductor Manufacturing ADR	177,053	3,140,920
Taiwan Semiconductor Manufacturing	3,119,000	10,721,843
Tatung*	813,000	220,276
Topco Scientific	115,000	191,235
TYC Brother Industrial	179,162	64,926
United Microelectronics	25,149,000	9,795,049
USI	3,022,626	2,385,219
Vanguard International Semiconductor	649,000	471,477
Winbond Electronics*	11,678,000	2,262,312
Yageo	3,348,000	984,222

		125,996,370

Thailand — 6.3%
Advanced Info Service NVDR	1,944,200	13,691,549
Airports of Thailand NVDR	1,176,800	4,163,394
Bangchak Petroleum NVDR	2,550,300	3,078,833
Bangkok Bank	803,000	5,628,001

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Thailand — continued
Bangkok Bank NVDR	257,700	$1,806,147
CP ALL	509,300	798,450
Delta Electronics Thailand	169,700	202,024
Jasmine International	5,201,700	1,046,620
Kasikornbank	286,800	1,909,115
Kiatnakin Bank	211,700	353,188
Krung Thai Bank	5,947,000	4,566,945
Krung Thai Bank NVDR	5,878,300	4,514,187
Krungthai Card	218,200	318,300
Lanna Resources	199,200	156,982
MCOT	150,200	232,956
Pruksa Real Estate	313,200	315,091
PTT Global Chemical	434,300	1,165,124
PTT NVDR	282,500	3,230,466
Ratchaburi Electricity Generating Holding	131,200	266,184
Thai Oil	544,700	1,347,137
Thanachart Capital	3,005,900	3,906,057
Thanachart Capital NVDR	1,870,100	2,430,127
Tisco Financial Group	121,200	210,332
Total Access Communication NVDR	3,361,700	9,751,410
TPI Polene	4,407,800	2,187,640
TPI Polene NVDR	710,600	352,679

		67,628,938

Turkey — 6.1%
Akfen Holding*	55,224	320,276
Alarko Holding	194,357	601,167
Arcelik	744,030	4,865,015
Gubre Fabrikalari*	165,743	1,517,249
Ipek Matbacilik Sanayi Ve Ticaret*	302,419	856,317
Is Yatirim Menkul Degerler	168,030	165,283
Kardemir Karabuk Demir Celik Sanayi ve Ticaret	336,784	302,555
Koza Anadolu Metal Madencilik Isletmeleri*	516,046	1,478,818
Pinar Entegre Et ve Un Sanayi	36,787	142,233
Sekerbank*	232,475	249,824
Soda Sanayii*	116,489	153,663
Turk Hava Yollari*	1,837,450	6,832,650
Turk Sise ve Cam Fabrikalari	4,231,319	7,386,012
Turkcell Iletisim Hizmet*	155,009	965,088
Turkiye Halk Bankasi	695,343	6,879,300
Turkiye Is Bankasi	4,884,026	18,050,416
Turkiye Vakiflar Bankasi Tao	4,810,452	14,058,691
Vestel Elektronik Sanayi ve Ticaret*	437,260	464,919
Yazicilar Holding, Cl A	35,363	350,865

		65,640,341

TOTAL COMMON STOCK (Cost $811,724,962)		1,026,698,436

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2013
(Unaudited)

PREFERRED STOCK — 2.0%

	Shares	Value

Brazil — 2.0%
AES Tiete	29,000	$302,182
Centrais Eletricas Brasileiras	328,220	2,083,361
Centrais Eletricas de Santa Catarina	4,274	51,318
Cia Brasileira de Distribuicao Grupo Pao de Acucar	50,201	2,367,175
Cia Energetica de Minas Gerais	324,400	3,518,738
Cia Energetica de Sao Paulo	153,100	1,519,198
Cia Energetica do Ceara	8,800	190,022
Eletropaulo Metropolitana Eletricidade de Sao Paulo	79,261	543,306
Embratel Participacoes	60	1
Investimentos Itau	319,000	1,614,744
Klabin	583,200	3,997,630
Metalurgica Gerdau	473,200	5,296,722
San Carlos Empreendimentos e Participacoes* (A)	455	—
Telefonica Brasil	24,400	616,203

		22,100,600

TOTAL PREFERRED STOCK (Cost $25,139,435)		22,100,600

SHORT-TERM INVESTMENT — 2.7%
Union Bank N.A. Diversified Money Market Fund, Fiduciary Shares, 0.020% (B) (Cost $28,923,607)	28,923,607	28,923,607

TOTAL INVESTMENTS — 99.9% (Cost $865,788,004)†		$1,077,722,643

Percentages are based on Net Assets of $1,078,891,486.

*	Non-income producing security.

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total of such securities as of January 31, 2013, was $2 and represented 0.0% of net assets.

(B)	The rate reported is the 7-day effective yield as of January 31, 2013.

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $865,788,004, and the unrealized appreciation and depreciation were $247,392,576 and $(35,457,937), respectively.

ADR —	American Depositary Receipt

Cl —	Class

GDR —	Global Depositary Receipt

NVDR —	Non-Voting Depositary Receipt

Ser —	Series

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2013
(Unaudited)

The summary of inputs used to value the Portfolio’s net assets as of January 31, 2012 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Argentina	$6,078,502	$—	$—		$6,078,502
Brazil	118,921,627	—	2		118,921,629
Chile	8,752,385	—	—		8,752,385
China	118,567,162	—	—		118,567,162
Egypt	2,725,832	—	—		2,725,832
Hong Kong	31,046,880	—	—		31,046,880
India	78,455,108	—	—		78,455,108
Indonesia	13,721,375	—	—		13,721,375
Malaysia	19,508,598	—	—		19,508,598
Mexico	71,523,357	—	—		71,523,357
Pakistan	2,073,769	—	—		2,073,769
Philippines	2,458,549	—	—		2,458,549
Poland	34,820,014	—	—		34,820,014
Russia	37,830,916	—	—		37,830,916
South Africa	29,489,311	—	—		29,489,311
South Korea	191,459,400	—	—		191,459,400
Taiwan	125,996,370	—	—		125,996,370
Thailand	67,628,938	—	—		67,628,938
Turkey	65,640,341	—	—		65,640,341

Total Common Stock	$1,026,698,434	$—	$2		$1,026,698,436

Preferred Stock	22,100,600	—	—	^	22,100,600
Short-Term Investment	28,923,607	—	—		28,923,607

Total Investments in Securities	$1,077,722,641	$—	$2		$1,077,722,643

^	Represents security labeled as Level 3 in which the market value is zero or has been rounded to zero.

†	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or the end of the period in relation to net assets. For the period ended January 31, 2013 the Fund did not have a significant amount of Level 3 investments.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

ACA-QH-003-1200

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 91.3%
	Face Amount (000)(1)		Value
Argentina — 1.8%
Argentina Bonos 7.000%, 10/03/15		300	$256,946
City of Buenos Aires 9.950%, 03/01/17 (A)		285	243,675

			500,621

Barbados — 0.4%
Barbados Government International Bond 6.625%, 12/05/35 (A)		115	108,963

Belarus — 0.5%
Republic of Belarus 8.750%, 08/03/15		130	136,825

Brazil — 6.6%
Banco Votorantim MTN 6.250%, 05/16/16 (A)	BRL	450	267,286
Brazil Letras do Tesouro Nacional 5.698%, 01/01/16 (B)	BRL	655	258,803
Brazil Notas do Tesouro Nacional, Series B 6.000%, 08/15/20	BRL	183	245,699
Brazil Notas do Tesouro Nacional, Series B 6.000%, 05/15/15	BRL	354	434,196
Brazil Notas do Tesouro Nacional, Series F 10.000%, 01/01/21	BRL	305	157,890
10.000%, 01/01/23	BRL	541	275,729
Brazilian Government International Bond
8.500%, 01/05/24	BRL	362	208,645

			1,848,248

China — 1.9%
Agricultural Development Bank of China 3.500%, 01/17/17	CNY	1,620	263,842
China Development Bank 2.700%, 11/11/13	CNY	1,690	271,927

			535,769

Congo — 0.9%
Republic of Congo 3.500%, 06/30/13 (C)		292	263,857

Cyprus — 0.5%
Cyprus Government International Bond 3.750%, 06/03/13	EUR	115	139,751

Dominican Republic — 3.9%
Dominican Republic International Bond
15.000%, 04/05/19 (A)	DOP	32,000	896,676
14.000%, 02/06/15 (A)	DOP	8,000	210,510

			1,107,186

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2013
(Unaudited)

GLOBAL BONDS — continued

	Face Amount (000)(1)		Value
Ecuador — 0.9%
Ecuador Government International Bond 9.375%, 12/15/15		252	$260,190

Ghana — 4.2%
Ghana Government Bond 24.000%, 05/25/15	GHS	400	242,332
23.000%, 08/21/17	GHS	920	593,331
21.000%, 10/26/15	GHS	585	341,565

			1,177,228

Grenada — 0.3%
Grenada Government International Bond 6.000%, 09/15/13 (A) (C)		200	90,500

Hungary — 5.7%
Hungary Government Bond 7.000%, 06/24/22	HUF	38,640	187,703
6.500%, 06/24/19	HUF	98,650	470,757
6.000%, 11/24/23	HUF	46,750	209,554
5.500%, 02/12/16	HUF	157,370	731,823

			1,599,837

Indonesia — 7.3%
Indonesia Treasury Bond 11.000%, 09/15/25	IDR	2,779,000	408,842
10.500%, 08/15/30	IDR	2,284,000	335,502
10.000%, 02/15/28	IDR	3,283,000	457,420
9.500%, 07/15/31	IDR	2,060,000	281,572
9.500%, 05/15/41	IDR	680,000	95,210
8.250%, 06/15/32	IDR	3,962,000	484,373

			2,062,919

Ivory Coast — 2.0%
Costa Rica Titulos Prop 7.800%, 09/24/14		275,000	547,966

Kenya — 0.9%
Kenya Government Bond 12.000%, 09/18/23	KES	22,600	250,021

Malaysia — 5.2%
Malaysia Government Bond 4.232%, 06/30/31	MYR	845	284,264
3.492%, 03/31/20	MYR	1,030	332,195
3.418%, 08/15/22	MYR	950	303,445
3.172%, 07/15/16	MYR	1,725	555,573

			1,475,477

Mexico — 5.1%
Mexican Bonos 8.500%, 05/31/29	MXP	820	83,257
8.500%, 11/18/38	MXP	1,631	168,006
8.000%, 12/07/23	MXP	5,130	498,376
7.750%, 11/13/42	MXP	1,700	162,526
Petroleos Mexicanos 7.650%, 11/24/21 (A)	MXP	6,100	534,936

			1,447,101

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2013
(Unaudited)

GLOBAL BONDS — continued
	Face Amount (000)(1)		Value
Nigeria — 5.1%
Nigeria Government Bond 16.390%, 01/27/22	NGN	59,200	$484,638
10.700%, 05/30/18	NGN	68,900	433,436
Nigeria Treasury Bill 18.474%, 02/07/13 (B)	NGN	44,100	280,349
12.246%, 09/05/13 (B)	NGN	40,000	239,204

			1,437,627

Pakistan — 0.8%
Pakistan Government International Bond 6.875%, 06/01/17 (A)		235	210,913

Peru — 0.7%
Peru Government Bond 6.900%, 08/12/37	PEN	410	202,375

Philippines — 1.9%
Philippine Government International Bond 3.900%, 11/26/22	PHP	20,000	528,450

Poland — 4.5%
Poland Government Bond 5.750%, 09/23/22	PLN	657	244,707
5.750%, 04/25/29	PLN	345	133,777
5.500%, 10/25/19	PLN	1,300	469,479
4.750%, 10/25/16	PLN	1,270	431,160

			1,279,123

Russia — 4.9%
RusHydro JSC via RusHydro Finance MTN 7.875%, 10/28/15	RUB	36,900	1,223,053
Russian Foreign Bond 7.850%, 03/10/18 (A)	RUB	5,000	181,136

			1,404,189

Serbia — 1.5%
Serbia Treasury Bills 12.013%, 05/22/14 (B)	RSD	14,000	146,582
Serbia Treasury Bonds 10.000%, 01/24/18	RSD	24,150	263,446

			410,028

South Africa — 5.2%
South Africa Government Bond 10.500%, 12/21/26	ZAR	6,739	958,293
8.250%, 09/15/17	ZAR	1,862	228,762
7.250%, 01/15/20	ZAR	2,310	270,983

			1,458,038

Thailand — 2.0%
Thailand Government Bond 3.580%, 12/17/27	THB	7,367	234,464
1.200%, 07/14/21	THB	8,915	317,448

			551,912

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2013
(Unaudited)

GLOBAL BONDS — continued
	Face Amount (000)(1)/ Number of Warrants		Value
Turkey — 5.8%
Turkey Government Bond 10.500%, 01/15/20	TRY	655	$452,867
9.500%, 01/12/22	TRY	360	242,825
9.000%, 03/08/17	TRY	217	135,475
8.500%, 09/14/22	TRY	430	275,542
4.000%, 04/29/15	TRY	328	244,229
2.000%, 10/26/22	TRY	440	283,071

			1,634,009

Uganda — 2.7%
Republic of Uganda Government Bond 10.750%, 01/26/17	UGX	2,083,800	680,853
Republic of Uganda Government Bonds 11.000%, 01/21/21	UGX	245,000	74,354

			755,207

Ukraine — 0.5%
National JSC Naftogaz of Ukraine 9.500%, 09/30/14		125	128,437

Uruguay — 2.8%
Uruguay Government International Bond 5.000%, 09/14/18	UYU	3,700	363,872
Uruguay Letras De Regulacion Monetaria En UI 2.267%, 08/09/13 (B)	UYU	3,940	204,248
Uruguay Notas del Tesoro 11.000%, 03/21/17	UYU	4,350	232,303

			800,423

Venezuela — 2.0%
Petroleos de Venezuela 4.900%, 10/28/14		575	549,125

Zambia — 2.8%
Republic of Zambia 12.290%, 04/09/13 (B)	ZMK	1,470	272,218
10.000%, 09/19/13	ZMK	2,105	370,256
Republic of Zambia Treasury Bills 10.195%, 11/04/13 (B)	ZMK	845	148,366

			790,840

TOTAL GLOBAL BONDS (Cost $24,663,730)			25,693,155

WARRANTS — 1.5%
Central Bank of Nigeria, Expires 11/15/20*		1,250	231,250
Venezuela Government International Bond, Expires 04/15/20*		7,000	217,000

TOTAL WARRANTS (Cost $456,000)			448,250

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2013
(Unaudited)

SHORT-TERM INVESTMENT — 8.0%
	Shares	Value

Union Bank N.A. Diversified Money Market, 0.020% (D) (Cost $2,237,207)	2,237,207	$2,237,207

TOTAL INVESTMENTS — 100.8% (Cost $27,356,937)†		$28,378,612

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2013, is as follows:

Settlement Date	Currency to Receive		Currency to Deliver		Contract Value	Unrealized Appreciation (Depreciation)
2/1/13-4/30/13	USD	1,529,819	BRL	(3,067,706)	$(1,538,348)	$(8,529)
2/1/13-4/30/13	BRL	5,521,149	USD	(2,715,580)	2,759,074	43,494
2/4/13-2/19/13	MYR	9,754,148	USD	(3,169,720)	3,136,006	(33,714)
2/6/13-3/7/13	USD	861,934	TWD	(24,894,070)	(843,235)	18,699
2/6/13-3/7/13	TWD	25,002,325	USD	(852,000)	846,902	(5,098)
2/13/13	USD	557,000	CLP	(270,030,600)	(571,847)	(14,847)
2/13/13	USD	270,000	CZK	(5,148,900)	(272,444)	(2,444)
2/13/13	USD	1,054,379	HUF	(235,638,752)	(1,091,975)	(37,596)
2/13/13	CLP	288,985,600	USD	(608,000)	611,988	3,988
2/13/13	CZK	5,147,910	USD	(262,000)	272,392	10,392
2/13/13	HUF	218,584,020	USD	(999,352)	1,012,941	13,589
2/19/13	USD	1,312,000	MYR	(4,046,692)	(1,300,801)	11,199
2/21/13	USD	134,148	ILS	(509,937)	(137,368)	(3,220)
2/21/13	ILS	509,937	USD	(129,000)	137,368	8,368
2/28/13	USD	795,000	PEN	(2,035,200)	(788,204)	6,796
2/28/13	PEN	3,018,351	USD	(1,167,000)	1,168,964	1,964
3/4/13	USD	790,000	MXP	(149,617)	(795,800)	(5,800)
3/4/13	MXP	25,047,582	USD	(1,939,623)	1,963,904	24,281
3/6/13	USD	115,000	PLN	(361,790)	(116,664)	(1,664)
3/6/13	PLN	4,958,941	USD	(1,558,997)	1,599,083	40,086
3/7/13	COP	1,332,050,500	USD	(729,491)	748,241	18,750
3/11/13	USD	265,000	KES	(23,373,000)	(265,192)	(192)
3/11/13-3/26/13	KZT	81,546,000	USD	(536,000)	538,880	2,880
3/14/13	USD	614,000	IDR	(6,080,223,750)	(621,539)	(7,539)
3/14/13	IDR	8,587,650,000	USD	(875,000)	877,855	2,855
3/20/13	CRC	129,637,500	USD	(250,000)	253,172	3,172
3/20/13	ZAR	13,638,976	USD	(1,548,255)	1,515,145	(33,110)

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2013
(Unaudited)

Settlement Date	Currency to Receive		Currency to Deliver		Contract Value	Unrealized Appreciation (Depreciation)
3/20/13	USD	175,000	ZAR	(1,517,075)	(168,531)	6,469
4/15/13	RUB	48,753,640	USD	(1,586,000)	1,605,046	19,046
4/16/13	USD	253,568	EUR	(190,026)	(258,121)	(4,553)
4/17/13	RON	924,420	EUR	(210,000)	283,389	(1,865)
4/17/13	EUR	104,419	RON	(462,210)	141,837	144
4/17/13	USD	390,000	SGD	(482,929)	(390,180)	(180)
4/17/13	SGD	477,982	USD	(390,000)	386,182	(3,818)
4/17/13-6/27/14	USD	2,305,266	TRY	(4,465,396)	(2,403,269)	(98,003)
4/17/13-6/27/14	TRY	6,924,984	USD	(3,553,000)	3,788,863	235,863
4/29/13	USD	365,000	PHP	(14,933,063)	(366,933)	(1,933)
4/29/13	THB	42,600,000	USD	(1,415,753)	1,420,774	5,021
5/24/13	UYU	5,724,750	USD	(255,000)	291,771	36,771
7/9/13	EGP	2,011,160	USD	(274,000)	267,084	(6,916)
8/9/13	ARA	2,715,812	USD	(443,000)	472,003	29,003
1/13/14	VND	8,580,000,000	USD	(390,000)	381,235	(8,765)

						$263,044

For the period ended January 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at January 31, 2013, is as follows:

Counterparty	Currency to Receive	Currency to Deliver	Net Unrealized (Depreciation)
Brown Brothers Harriman	$81,215	$(78,997)	$2,218
Citigroup	4,569,208	(4,470,497)	98,711
HSBC	1,181,133	(1,120,229)	60,904
UBS	18,854,784	(18,782,710)	72,075
State Street	13,584,309	(13,555,173)	29,136

			$263,044

Currency Legend

ARA	Argentine Peso	IDR	Indonesia Rupiah	RSD	Serbian Dinar
BRL	Brazilian Real	INR	Indian Rupee	RUB	Russian Federation Rouble
CNY	China Yuan Renminbi	ILS	Israeli New Sheqel	SGD	Singapore Dollar
CLP	Chilean Peso	KES	Kenyan shilling	THB	Thailand Baht
COP	Colombian Peso	KRW	Republic of Korean Won	TRY	New Turkish Lira
CRC	Costa Rican Colón	KZT	Kazakhstani Tenge	TWD	Taiwan Dollar
CZK	Czech Koruna	MXP	Mexican Peso	UGX	Ugandan shilling
DOP	Dominican Peso	MYR	Malaysia Ringgit	USD	U.S. Dollar
EGP	Egyptian Pound	NGN	Nigerian Naira	UYU	Uruguayan Peso
EUR	Euro Dollar	PEN	Peruvian Nuevo Sol	VND	Vietnamese Dong
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZAR	South African Rand
HUF	Hungarian Forint	PLN	Polish Zloty	ZMK	Zambian Kwacha
		RON	Romanian Leu

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2013
(Unaudited)

Outstanding swap agreements held by the Fund at January 31, 2013, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)
Citigroup	1.47%	6M CZK PRIBOR	12/05/22	CZK	5,040,000	$(274)
Citigroup	FLOAT QUARTERLY MXIBOR 28D	6.34%	12/31/32	MXP	5,200,000	(7,924)
Citigroup	2.86%	2.85 KRW 3M CD	11/28/17	KRW	570,000,000	(131)
Citigroup	FLOAT QUARTERLY KLIBOR	3.34%	01/20/17	MYR	1,644,000	(1,178)
Citigroup	FLOAT 6M MIFORIM6	7.33%	11/28/14	INR	55,770,000	(629)
Citigroup	FLOAT 6M MIFORIM6	7.19%	10/17/14	INR	69,084,000	86

						$(10,050)

For the period ended January 31, 2013, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $28,143,912.

*	Non-income producing security.

(1)	In U.S dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on January 31, 2013. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the 7-day effective yield as of January 31, 2013.

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $27,356,937, and the unrealized appreciation and depreciation were $1,380,717 and $(359,042), respectively.

MTN –	Medium Term Note

The summary of inputs used to value the Portfolio’s net assets as of January 31, 2013 was as follows:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Global Bonds	—	25,693,155	—	25,693,155
Warrants	—	448,250	—	448,250
Short-Term Investment	2,237,207	—	—	2,237,207

Total Investments in Securities	$2,237,207	$26,141,405	$—	$28,378,612

The summary of inputs used to value the Fund’s net assets as of January 31, 2013 was as follows:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward contracts – Appreciation*	$—	$542,830	$—	$542,830
Forward contracts – Depreciation*	—	(279,786)	—	(279,786)
Interest Rate Swaps – Appreciation*	—	86	—	86
Interest Rate Swaps – Depreciation*	—	(10,136)	—	(10,136)

Total Other Financial Instruments	$—	$252,994	$—	$252,994

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2013
(Unaudited)

*Forward foreign currency contracts and swaps contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended January 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended January 31, 2013 there were no Level 3 investments

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

ACA-QH-003-1200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 28, 2013